RETIREMENT AND POSTRETIREMENT BENEFITS - CHANGES IN LEVEL 3 FAIR VALUE HIERARCHY (Details) - Level 3 - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in the net fair value of plan assets classified as Level 3
Fair value of plan assets at beginning of year	CAD 132	CAD 126
Unrealized and realized gains	44	26
Purchases and settlements, net	121	(20)
Fair value of plan assets at end of year	CAD 297	CAD 132